Financial instruments - additional information - Maturity analysis of derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2019		Dec. 31, 2018
Maturity analysis of derivatives
Derivative assets	$ 1,745	[1]	$ 4,450
Derivative liabilities	(392)	[1]	(4,465)
Net derivative position	1,353		(15)
Maturity profile of net derivative position	1,353		395
Expected to be settled within one year
Maturity analysis of derivatives
Maturity profile of net derivative position	$ 1,353		372
After 1 year to 3 years
Maturity analysis of derivatives
Maturity profile of net derivative position			(10)
After 3 years to 5 years
Maturity analysis of derivatives
Maturity profile of net derivative position			(5)
Over 5 years
Maturity analysis of derivatives
Maturity profile of net derivative position			$ 38

[1]	The Group has adopted a change in its presentation currency from pounds sterling to US dollars at 31 December 2019 as described in note A1. Accordingly, the 31 December 2018 and 1 January 2018 comparative statements of financial position and the 2018 related notes have been re-presented retrospectively from the previously published results. As a result of this change, the statement of financial position as at 1 January 2018 has been re-presented in accordance with IAS 1